Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 01, 2019	Jun. 29, 2018
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Central Index Key	0001013272
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Public Float			$ 213.7
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		6,296,753